Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Such Investment (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Subsidiaries [Roll Forward]
Profit Sharing in income (loss) for the Year	$ 2,929,989	$ (1,374,074)	$ (783,437)
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Disclosure Of Subsidiaries [Roll Forward]
Investments in associates	2,076,371	1,027,259
Contributions	2,405,770	2,336,792
Purchase of shares	(114,885)	(84,083)
Profit Sharing in income (loss) for the Year	(1,946,669)	(1,371,763)
Investments in associates	$ 2,650,357	$ 2,076,371	$ 1,027,259